Retirement benefits - Net Pension Cost (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 31.2	$ 0.3	₨ 28.4	₨ 16.0
Interest cost	86.6	0.9	71.6	76.4
Expected return on plan assets	(12.7)	(0.1)	(10.5)	(6.5)
Actuarial (gains)/losses	(66.5)	(0.7)	273.4	(33.4)
Net pension cost	₨ 38.6	$ 0.4	₨ 362.9	₨ 52.5